International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 7.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class M2, 7.845%, (30-day SOFR Average + 2.50%), 1/25/42(1)(2)	$1,800	$ 1,823,921
Government National Mortgage Association, Series 2023-115, Class AL, 6.00%, 8/20/53	1,000	1,038,430
Total Collateralized Mortgage Obligations (identified cost $2,698,315)		$ 2,862,351

Foreign Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.8%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	1,906,340	$ 278,592
Total Foreign Corporate Bonds (identified cost $280,990)			$ 278,592

Sovereign Government Bonds — 58.0%
Security	Principal Amount (000's omitted)		Value
Brazil — 4.6%
Brazil Letras do Tesouro Nacional, 0.00%, 4/1/24	BRL	8,760	$ 1,735,688
			$ 1,735,688
China — 2.1%
China Government Bonds:
2.67%, 11/25/33	CNY	3,000	$ 426,757
3.00%, 10/15/53	CNY	2,500	374,872
			$ 801,629
Colombia — 2.2%
Titulos De Tesoreria B:
7.00%, 6/30/32	COP	817,000	$ 181,543
13.25%, 2/9/33	COP	2,040,400	637,674
			$ 819,217
Dominican Republic — 4.4%
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(3)	DOP	900	$ 14,195
13.00%, 12/5/25(1)	DOP	8,440	149,164
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic Central Bank Notes: (continued)
13.00%, 1/30/26(1)	DOP	6,240	$ 110,542
Dominican Republic International Bonds:
8.00%, 1/15/27(3)	DOP	3,970	63,375
8.00%, 2/12/27(3)	DOP	20,150	321,214
11.25%, 9/15/35(1)	DOP	8,000	146,761
12.00%, 8/8/25(1)	DOP	10,500	181,459
13.00%, 6/10/34(3)	DOP	25,400	504,811
13.625%, 2/3/33(1)	DOP	8,000	165,226
			$ 1,656,747
Germany — 5.0%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32(3)	EUR	1,800	$ 1,890,071
			$ 1,890,071
Greece — 0.0%(4)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	4,090	$ 12,598
			$ 12,598
Hungary — 1.3%
Hungary Government Bonds:
4.00%, 4/28/51	HUF	37,210	$ 72,482
4.75%, 11/24/32	HUF	167,540	434,790
			$ 507,272
Iceland — 7.4%
Republic of Iceland:
4.50%, 2/17/42	ISK	184,453	$ 1,076,173
5.00%, 11/15/28	ISK	3,916	26,061
7.00%, 9/17/35	ISK	15,871	119,802
8.00%, 6/12/25	ISK	218,166	1,573,742
			$ 2,795,778
India — 4.9%
India Government Bonds:
7.10%, 4/18/29	INR	94,900	$ 1,143,186
7.26%, 2/6/33	INR	59,600	723,220
			$ 1,866,406
Indonesia — 1.9%
Indonesia Treasury Bonds:
6.125%, 5/15/28	IDR	1,053,000	$ 66,280

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Indonesia Treasury Bonds: (continued)
7.125%, 6/15/42	IDR	1,472,000	$ 95,288
7.125%, 6/15/43	IDR	8,036,000	523,944
7.375%, 5/15/48	IDR	529,000	35,406
			$ 720,918
Mexico — 2.3%
Mexican Bonos:
7.75%, 11/13/42(5)	MXN	9,160	$ 457,678
8.00%, 7/31/53(5)	MXN	8,400	421,457
			$ 879,135
Peru — 3.3%
Peru Government Bonds:
5.40%, 8/12/34	PEN	1,243	$ 297,455
6.714%, 2/12/55	PEN	1,820	477,584
6.95%, 8/12/31	PEN	845	232,080
7.30%, 8/12/33(1)(3)	PEN	914	253,663
			$ 1,260,782
Philippines — 1.5%
Philippines Government International Bonds, 6.25%, 1/14/36	PHP	34,000	$ 564,003
			$ 564,003
Serbia — 6.5%
Serbia Treasury Bonds:
5.875%, 2/8/28	RSD	187,260	$ 1,785,300
7.00%, 10/26/31	RSD	67,850	666,423
			$ 2,451,723
South Africa — 5.3%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	19,710	$ 971,736
10.50%, 12/21/26	ZAR	18,138	1,013,578
			$ 1,985,314
South Korea — 1.4%
Korea Treasury Bonds, 4.00%, 12/10/31	KRW	692,140	$ 540,895
			$ 540,895
Ukraine — 0.1%
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	444	$ 9,160
Security	Principal Amount (000's omitted)		Value
Ukraine (continued)
Ukraine Government Bonds: (continued)
19.19%, 9/30/26	UAH	682	$ 17,175
			$ 26,335
Uruguay — 3.8%
Uruguay Government International Bonds:
3.875%, 7/2/40(6)	UYU	11,247	$ 308,260
8.25%, 5/21/31	UYU	5,490	132,774
9.75%, 7/20/33	UYU	37,543	992,005
			$ 1,433,039
Total Sovereign Government Bonds (identified cost $22,664,872)			$21,947,550

U.S. Government Agency Mortgage-Backed Securities — 9.8%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
5.00%, with maturity at 2052	$928	$ 918,741
5.148%, (COF + 1.791%), with maturity at 2035(7)	92	90,406
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(8)	2,700	2,710,863
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,417,084)		$ 3,720,010

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds, 0.625%, 7/15/32(9)	$343	$ 315,980
Total U.S. Treasury Obligations (identified cost $328,437)		$ 315,980

Short-Term Investments — 35.8%
Affiliated Fund — 6.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(10)	2,460,258	$ 2,460,258
Total Affiliated Fund (identified cost $2,460,258)		$ 2,460,258

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 4.6%
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 9/29/23 with an interest rate of 5.15%, collateralized by MXN 6,300,000 Mexican Udibonos, 4.00%, due 11/3/50 and a market value, including accrued interest, of $342,424(11)	USD	250	$ 249,927
Dated 10/16/23 with an interest rate of 5.15%, collateralized by MXN 8,100,000 Mexican Udibonos, 4.00%, due 11/15/40 and a market value, including accrued interest, of $296,382(11)	USD	326	326,281
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 22,000,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $1,144,718(11)	MXN	19,834	1,152,372
Total Repurchase Agreements (identified cost $1,754,772)			$ 1,728,580

U.S. Treasury Obligations — 24.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/1/24	$1,273	$ 1,273,000
0.00%, 2/22/24	1,250	1,246,167
0.00%, 2/29/24(12)	2,981	2,968,819
0.00%, 3/21/24	1,300	1,290,688
0.00%, 4/18/24(12)	2,600	2,571,097
Total U.S. Treasury Obligations (identified cost $9,349,863)		$ 9,349,771
Total Short-Term Investments (identified cost $13,564,893)		$13,538,609

Total Purchased Options — 0.0%(4) (identified cost $18,395)	$ 16,221
Total Investments — 112.8% (identified cost $42,972,986)	$42,679,313
Securities Sold Short — (4.6)%
Sovereign Government Bonds — (4.6)%
Security	Principal Amount (000's omitted)		Value
Mexico — (4.6)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(22,000)	$(1,103,816)
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Mexican Udibonos:
4.00%, 11/15/40(6)	MXN	(6,529)	$ (358,010)
4.00%, 11/3/50(6)	MXN	(5,078)	(274,240)
Total Sovereign Government Bonds (proceeds $1,694,168)			$(1,736,066)
Total Securities Sold Short (proceeds $1,694,168)			$(1,736,066)

Other Assets, Less Liabilities — (8.2)%	$(3,121,344)
Net Assets — 100.0%	$37,821,903
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $2,830,736 or 7.5% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $3,047,329 or 8.1% of the Portfolio's net assets.
(4)	Amount is less than 0.05%.
(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(7)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2024.
(8)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(9)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	$ 8,069
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	4,402
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	3,750
Total							$16,221
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	157,600,000	USD	177,595	3/20/24	$ (8,699)
COP	523,040,000	USD	128,391	3/20/24	4,786
COP	99,298,000	USD	24,962	3/20/24	322
COP	4,602,000	USD	1,155	3/20/24	16
EUR	258,453	USD	280,300	3/20/24	(435)
EUR	67,274	USD	74,254	3/20/24	(1,407)
EUR	8,231,202	USD	9,085,265	3/20/24	(172,130)
IDR	916,765,204	USD	58,628	3/20/24	(552)
IDR	2,905,400,000	USD	184,646	3/20/24	(591)
IDR	1,461,000,000	USD	93,390	3/20/24	(837)
IDR	4,986,000,000	USD	316,752	3/20/24	(893)
IDR	1,845,000,000	USD	117,850	3/20/24	(971)
IDR	4,861,000,000	USD	308,988	3/20/24	(1,048)
IDR	1,040,005,192	USD	66,990	3/20/24	(1,106)
IDR	4,861,000,000	USD	309,067	3/20/24	(1,126)
IDR	1,050,000,000	USD	68,167	3/20/24	(1,650)
IDR	2,425,483,300	USD	156,316	3/20/24	(2,663)
IDR	17,549,829,911	USD	1,123,045	3/20/24	(11,278)
INR	30,357,083	USD	363,315	3/20/24	1,381
INR	2,800,000	USD	33,472	3/20/24	166
KRW	410,757,211	USD	315,843	3/20/24	(7,248)
KRW	1,350,000,000	USD	1,038,785	3/20/24	(24,553)
PEN	9,000	USD	2,433	3/20/24	(69)
PEN	181,000	USD	48,899	3/20/24	(1,375)
PEN	1,000,000	USD	264,180	3/20/24	(1,613)
PEN	471,942	USD	127,373	3/20/24	(3,457)
PEN	907,200	USD	243,688	3/20/24	(5,487)

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PEN	3,990,501	USD	1,063,992	3/20/24	$ (16,220)
USD	177,595	CLP	157,600,000	3/20/24	8,699
USD	767,248	COP	3,125,615,800	3/20/24	(28,599)
USD	2,611,696	EUR	2,366,183	3/20/24	49,481
USD	2,223,771	EUR	2,014,725	3/20/24	42,132
USD	1,460,946	EUR	1,323,609	3/20/24	27,679
USD	1,285,324	EUR	1,164,497	3/20/24	24,352
USD	856,230	EUR	775,740	3/20/24	16,222
USD	850,882	EUR	770,895	3/20/24	16,121
USD	599,387	EUR	543,041	3/20/24	11,356
USD	529,503	EUR	479,727	3/20/24	10,032
USD	174,480	EUR	158,078	3/20/24	3,306
USD	14,612	EUR	13,239	3/20/24	277
USD	1,091,170	IDR	17,053,900,000	3/20/24	10,819
USD	849,126	IDR	13,269,284,263	3/20/24	8,527
USD	223,906	IDR	3,470,100,000	3/20/24	4,078
USD	151,955	IDR	2,374,900,000	3/20/24	1,507
USD	118,248	IDR	1,847,865,204	3/20/24	1,187
USD	902,438	PEN	3,416,000	3/20/24	5,511
USD	341,466	PEN	1,292,449	3/20/24	2,112
USD	206,269	PEN	781,000	3/20/24	1,205
USD	178,180	PEN	675,000	3/20/24	948
USD	142,280	PEN	539,000	3/20/24	757
USD	97,482	PEN	369,000	3/20/24	595
USD	87,444	PEN	331,000	3/20/24	534
USD	291,471	PEN	1,108,114	3/20/24	517
USD	36,818	PEN	139,354	3/20/24	228
USD	33,107	PEN	125,310	3/20/24	205
USD	25,605	PEN	97,000	3/20/24	136
USD	22,185	PEN	84,000	3/20/24	130
USD	22,966	PEN	87,000	3/20/24	122
USD	20,072	PEN	76,000	3/20/24	117
USD	15,310	PEN	58,000	3/20/24	81
USD	42,045	PEN	159,846	3/20/24	75
USD	13,727	PEN	52,000	3/20/24	73
USD	37,785	PEN	143,649	3/20/24	67
USD	161,926	PHP	9,000,000	3/20/24	1,937
USD	161,303	PHP	9,000,000	3/20/24	1,315
USD	98,852	PHP	5,500,000	3/20/24	1,081
USD	107,540	PHP	6,000,000	3/20/24	881
USD	107,026	PHP	6,000,000	3/20/24	367
BRL	139,000	USD	28,212	4/2/24	(321)
BRL	272,000	USD	55,767	4/2/24	(1,189)
USD	1,445,577	BRL	7,165,000	4/2/24	7,875

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	321,618	BRL	1,595,000	4/2/24	$ 1,571
					$(24,631)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	429,406	EUR	394,864	Citibank, N.A.	2/9/24	$ 2,553	$ —
USD	293,032	EUR	268,853	Citibank, N.A.	2/9/24	2,398	—
HUF	62,846,911	EUR	164,132	UBS AG	2/20/24	—	(878)
HUF	191,086,485	EUR	501,421	UBS AG	2/20/24	—	(5,239)
TRY	3,472,556	USD	111,354	Standard Chartered Bank	2/22/24	998	—
EUR	312,329	CZK	7,700,000	Barclays Bank PLC	2/26/24	2,968	—
EUR	66,680	CZK	1,650,000	HSBC Bank USA, N.A.	2/26/24	368	—
SGD	1,000,000	USD	749,406	Citibank, N.A.	2/26/24	—	(3,163)
SGD	1,000,000	USD	755,016	Citibank, N.A.	2/26/24	—	(8,772)
SGD	200,000	USD	150,898	Goldman Sachs International	2/26/24	—	(1,650)
SGD	520,000	USD	389,595	Standard Chartered Bank	2/26/24	—	(1,549)
HUF	56,113,315	EUR	143,188	Goldman Sachs International	2/29/24	2,632	—
HUF	40,032,062	EUR	103,040	Goldman Sachs International	3/1/24	901	—
JPY	6,200,000	USD	43,031	Citibank, N.A.	3/13/24	—	(640)
JPY	32,470,000	USD	232,599	HSBC Bank USA, N.A.	3/13/24	—	(10,594)
JPY	688,849,895	USD	4,934,574	HSBC Bank USA, N.A.	3/13/24	—	(224,753)
AUD	107,000	USD	70,426	Standard Chartered Bank	3/20/24	—	(121)
AUD	1,193,000	USD	785,212	Standard Chartered Bank	3/20/24	—	(1,348)
AUD	69,000	USD	45,396	UBS AG	3/20/24	—	(59)
AUD	94,000	USD	61,894	UBS AG	3/20/24	—	(131)
AUD	771,932	USD	507,865	UBS AG	3/20/24	—	(664)
AUD	1,040,000	USD	684,783	UBS AG	3/20/24	—	(1,447)
CAD	69,000	USD	51,712	JPMorgan Chase Bank, N.A.	3/20/24	—	(358)
CAD	1,720,000	USD	1,269,982	State Street Bank and Trust Company	3/20/24	10,148	—
CAD	390,000	USD	287,961	State Street Bank and Trust Company	3/20/24	2,301	—
CZK	800,000	EUR	32,628	UBS AG	3/20/24	—	(550)
EUR	409,755	HUF	158,435,827	UBS AG	3/20/24	—	(340)
EUR	398,829	USD	434,473	Standard Chartered Bank	3/20/24	—	(2,602)
EUR	1,287,230	USD	1,396,607	Standard Chartered Bank	3/20/24	—	(2,734)
EUR	328,665	USD	358,752	UBS AG	3/20/24	—	(2,858)
GBP	1,240,000	USD	1,565,980	State Street Bank and Trust Company	3/20/24	6,052	—
HUF	212,613,347	EUR	555,247	HSBC Bank USA, N.A.	3/20/24	—	(5,364)
HUF	103,613,649	EUR	267,971	UBS AG	3/20/24	222	—
MXN	2,480,000	USD	140,912	BNP Paribas	3/20/24	2,056	—
MXN	600,000	USD	34,949	Citibank, N.A.	3/20/24	—	(360)

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	12,600,000	USD	712,816	Standard Chartered Bank	3/20/24	$ 13,554	$ —
MXN	12,129,000	USD	688,762	Standard Chartered Bank	3/20/24	10,456	—
MXN	7,539,000	USD	431,682	Standard Chartered Bank	3/20/24	2,930	—
NZD	123,149	USD	75,364	Standard Chartered Bank	3/20/24	—	(85)
PLN	303,198	EUR	69,408	UBS AG	3/20/24	520	—
SEK	734,000	EUR	65,512	Goldman Sachs International	3/20/24	—	(275)
SEK	3,153,000	EUR	284,680	UBS AG	3/20/24	—	(4,715)
TRY	2,085,315	USD	66,784	Standard Chartered Bank	3/20/24	—	(1,137)
USD	184,276	AUD	270,000	Citibank, N.A.	3/20/24	6,872	—
USD	338,000	CNH	2,400,000	BNP Paribas	3/20/24	3,176	—
USD	42,250	CNH	300,000	BNP Paribas	3/20/24	397	—
USD	171,642	CNH	1,225,916	Citibank, N.A.	3/20/24	615	—
USD	704,165	CNH	5,000,000	Goldman Sachs International	3/20/24	6,615	—
USD	621,771	CNH	4,427,300	Goldman Sachs International	3/20/24	4,118	—
USD	70,417	CNH	500,000	Goldman Sachs International	3/20/24	661	—
USD	281,017	CNH	2,000,000	HSBC Bank USA, N.A.	3/20/24	1,997	—
USD	670,231	CNH	4,756,800	Standard Chartered Bank	3/20/24	6,610	—
USD	474,101	CNH	3,372,300	Standard Chartered Bank	3/20/24	3,631	—
USD	80,454	CNH	571,000	Standard Chartered Bank	3/20/24	793	—
USD	1,087,000	MXN	18,942,071	Citibank, N.A.	3/20/24	—	(4,980)
USD	255,071	MXN	4,508,800	Standard Chartered Bank	3/20/24	—	(4,854)
USD	40,314	MXN	693,665	State Street Bank and Trust Company	3/20/24	325	—
USD	283,158	MYR	1,310,000	Goldman Sachs International	3/20/24	4,708	—
USD	58,410	MYR	270,000	Goldman Sachs International	3/20/24	1,020	—
USD	542,563	NZD	880,000	Standard Chartered Bank	3/20/24	4,631	—
USD	1,529,428	NZD	2,499,162	Standard Chartered Bank	3/20/24	1,724	—
USD	45,008	NZD	73,000	Standard Chartered Bank	3/20/24	384	—
USD	126,679	NZD	207,000	Standard Chartered Bank	3/20/24	143	—
USD	25,012	NZD	40,000	UBS AG	3/20/24	560	—
USD	157,300	PEN	596,000	Standard Chartered Bank	3/20/24	811	—
USD	188,469	THB	6,600,000	Standard Chartered Bank	3/20/24	1,754	—
USD	188,458	THB	6,600,000	Standard Chartered Bank	3/20/24	1,743	—
USD	74,479	THB	2,600,000	Standard Chartered Bank	3/20/24	924	—
USD	64,751	TRY	2,085,315	Standard Chartered Bank	3/20/24	—	(896)
USD	298,932	ZAR	5,656,987	BNP Paribas	3/20/24	—	(2,030)
USD	201,330	ZAR	3,865,531	Citibank, N.A.	3/20/24	—	(4,324)
USD	670,315	ZAR	12,797,152	Credit Agricole Corporate and Investment Bank	3/20/24	—	(10,518)
USD	202,757	ZAR	3,896,767	HSBC Bank USA, N.A.	3/20/24	—	(4,558)
USD	602,577	ZAR	11,528,373	UBS AG	3/20/24	—	(10,755)
EUR	172,558	ISK	26,341,000	JPMorgan Chase Bank, N.A.	3/27/24	—	(3,991)
ISK	26,341,000	EUR	174,271	JPMorgan Chase Bank, N.A.	3/27/24	2,136	—
HUF	71,093,176	EUR	185,979	BNP Paribas	4/11/24	—	(2,660)
HUF	71,093,176	EUR	185,855	HSBC Bank USA, N.A.	4/11/24	—	(2,525)
TRY	10,212,000	USD	300,161	Standard Chartered Bank	6/20/24	—	(8,078)

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	1,020,467	USD	30,191	Standard Chartered Bank	6/21/24	$ —	$ (1,033)
USD	29,065	TRY	1,020,467	Standard Chartered Bank	6/21/24	—	(93)
TRY	1,633,974	USD	44,916	Standard Chartered Bank	9/20/24	—	(2,214)
TRY	1,633,974	USD	44,931	Standard Chartered Bank	9/20/24	—	(2,229)
TRY	4,078,000	USD	111,209	Standard Chartered Bank	9/20/24	—	(4,636)
TRY	5,059,000	USD	138,127	Standard Chartered Bank	9/20/24	—	(5,917)
USD	131,770	TRY	5,059,000	Standard Chartered Bank	9/20/24	—	(440)
TRY	1,375,000	USD	37,027	Standard Chartered Bank	9/23/24	—	(1,196)
USD	35,860	TRY	1,375,000	Standard Chartered Bank	9/23/24	29	—
USD	296,058	HKD	2,300,000	BNP Paribas	12/9/24	145	—
USD	823,904	HKD	6,400,000	Deutsche Bank AG	12/9/24	493	—
TRY	17,570,092	USD	451,387	Standard Chartered Bank	12/16/24	—	(28,267)
TRY	6,375,000	USD	146,786	Standard Chartered Bank	1/29/25	720	—
						$118,792	$(388,580)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bund	8	Long	3/7/24	$ 1,174,505	$ 17,054
U.S. 5-Year Treasury Note	100	Long	3/28/24	10,839,063	13,103
U.S. 10-Year Treasury Note	13	Long	3/19/24	1,460,266	26,686
30 Day Federal Funds	(70)	Short	4/30/24	(27,655,129)	399
Euro-Bobl	(1)	Short	3/7/24	(128,095)	(1,524)
Japan 10-Year Bond	(1)	Short	3/13/24	(993,681)	(7,674)
U.S. Ultra-Long Treasury Bond	(3)	Short	3/19/24	(387,656)	(11,938)
					$36,106
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 31,401
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	31,401

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 20,907
EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	31,856
EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(23,020)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(34,530)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(34,650)
EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(37,970)
EUR	110	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	7,590
EUR	500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.72% (pays upon termination)	6/15/53	52,694
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	599
USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(32,978)
USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(11,876)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	17,414
USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	8,542
USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	14,862
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	3,307
							$45,549

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	500	Pays	6-month AUD Bank Bill (pays semi-annually)	4.48% (pays semi-annually)	6/21/25	$ 1,326	$ —	$ 1,326
CLP	756,080	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	9,757	232	9,989
CLP	253,920	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	4,599	—	4,599
CNY	4,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	4,351	—	4,351
CNY	8,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	8,874	—	8,874
CNY	4,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	4,474	—	4,474
CNY	2,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	2,685	—	2,685
CNY	2,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.39% (pays quarterly)	12/20/28	3,461	—	3,461
CNY	1,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.39% (pays quarterly)	12/20/28	1,918	—	1,918
CNY	2,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/20/28	3,615	—	3,615
CNY	4,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.43% (pays quarterly)	12/20/28	8,062	—	8,062
CZK	3,829	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	2,912	—	2,912
CZK	7,658	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	6,224	—	6,224
CZK	11,513	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	9,671	—	9,671
CZK	11,170	Pays	6-month CZK PRIBOR (pays semi-annually)	4.12% (pays annually)	12/20/33	19,441	—	19,441
CZK	9,530	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	12/20/33	17,909	—	17,909
EUR	4,100	Pays	6-month EURIBOR (pays semi-annually)	3.60% (pays annually)	6/21/25	102,461	—	102,461
EUR	2,065	Pays	6-month EURIBOR (pays semi-annually)	3.14% (pays annually)	9/20/28	50,276	—	50,276
EUR	2,065	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	9/20/28	56,920	—	56,920
EUR	625	Pays	6-month EURIBOR (pays semi-annually)	2.96% (pays annually)	9/20/43	34,340	—	34,340
EUR	625	Pays	6-month EURIBOR (pays semi-annually)	3.00% (pays annually)	9/20/43	38,855	—	38,855

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	101	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	$ 4,495	$ —	$ 4,495
GBP	540	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	17,800	—	17,800
GBP	540	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	18,090	—	18,090
GBP	199	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	7,930	—	7,930
GBP	100	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	5,083	—	5,083
GBP	1,853	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	25,665	—	25,665
GBP	850	Pays	1-day Sterling Overnight Index Average (pays annually)	4.20% (pays annually)	6/21/33	46,628	—	46,628
INR	37,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	3,461	—	3,461
INR	23,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	2,164	—	2,164
INR	121,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	11,982	—	11,982
INR	173,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	17,190	—	17,190
INR	34,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.14% (pays semi-annually)	3/20/29	(380)	—	(380)
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(17)	—	(17)
JPY	153,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(2,692)	2	(2,690)
JPY	205,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(3,635)	3	(3,632)
JPY	265,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(4,731)	3	(4,728)
JPY	243,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.34% (pays annually)	12/20/25	(4,504)	3	(4,501)
JPY	273,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.34% (pays annually)	12/20/25	(5,138)	4	(5,134)
JPY	129,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	1,431	—	1,431

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	80,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	$ 15,138	$ —	$ 15,138
JPY	90,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	17,031	—	17,031
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.90% (pays annually)	2/2/33	(1,987)	—	(1,987)
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	40	—	40
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	40	—	40
JPY	1,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.81% (pays annually)	9/20/33	36	—	36
JPY	120,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	3,391	—	3,391
KRW	60,947	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.23% (pays quarterly)	6/21/33	81	—	81
KRW	370,101	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	6/21/33	2,270	—	2,270
KRW	68,321	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	501	—	501
KRW	18,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	162	—	162
KRW	30,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	154	—	154
KRW	21,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	129	—	129
KRW	5,131	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	33	—	33
KRW	28,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	220	—	220
KRW	28,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	239	—	239
KRW	44,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	547	—	547
KRW	45,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	895	—	895

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	91,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	$ 2,030	$ —	$ 2,030
KRW	42,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	940	—	940
KRW	36,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	815	—	815
KRW	42,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	1,032	—	1,032
MXN	51,430	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	597	—	597
MXN	141,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(2,692)	—	(2,692)
MXN	124,570	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(3,685)	—	(3,685)
MXN	7,400	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.67% (pays monthly)	1/11/29	1,023	—	1,023
MXN	9,770	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	2,110	—	2,110
MXN	9,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	4,245	—	4,245
MXN	5,820	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(5,112)	—	(5,112)
MXN	6,010	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(3,982)	—	(3,982)
PLN	600	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(26,239)	—	(26,239)
PLN	510	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(8,665)	—	(8,665)
PLN	590	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(13,491)	—	(13,491)
PLN	1,500	Receives	6-month PLN WIBOR (pays semi-annually)	5.98% (pays annually)	12/21/32	(37,752)	—	(37,752)
PLN	750	Receives	6-month PLN WIBOR (pays semi-annually)	5.32% (pays annually)	2/1/33	(13,495)	—	(13,495)
PLN	1,327	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	9/20/33	(1,229)	—	(1,229)
PLN	667	Receives	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/20/33	(739)	—	(739)
PLN	413	Receives	6-month PLN WIBOR (pays semi-annually)	4.82% (pays annually)	9/20/33	(1,362)	—	(1,362)
TWD	7,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	2,063	—	2,063
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	2,526	—	2,526
TWD	10,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	1,778	—	1,778
TWD	23,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	3,721	—	3,721

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	8,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	$ 1,029	$ —	$ 1,029
TWD	32,700	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	3,690	—	3,690
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	961	—	961
TWD	9,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	883	—	883
USD	1,050	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	8,860	—	8,860
USD	1,050	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	8,908	—	8,908
USD	1,000	Pays	SOFR (pays annually)	3.06% (pays annually)	11/7/32	(44,020)	—	(44,020)
USD	160	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	(4,010)	—	(4,010)
USD	220	Pays	SOFR (pays annually)	3.22% (pays annually)	6/6/33	(2,432)	—	(2,432)
USD	310	Pays	SOFR (pays annually)	3.25% (pays annually)	6/6/33	(3,161)	—	(3,161)
USD	300	Pays	SOFR (pays annually)	3.26% (pays annually)	6/7/33	(2,920)	—	(2,920)
USD	270	Pays	SOFR (pays annually)	3.26% (pays annually)	6/14/33	(2,581)	—	(2,581)
USD	1,265	Pays	SOFR (pays annually)	3.80% (pays annually)	11/28/33	13,161	—	13,161
Total						$454,678	$247	$454,925
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Goldman Sachs International	$300	1.00% (pays quarterly)(1)	0.55%	6/20/24	$880	$(344)	$536
Total		$300				$880	$(344)	$536

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $300,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 140,904,680 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$361
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 63,504,540 (pays semi-annually)*	2.10% on CLP equivalent of CLF 2,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(10,897)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 158,776,700 (pays semi-annually)*	2.25% on CLP equivalent of CLF 5,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(29,626)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 28,777,725 (pays semi-annually)*	1.85% on CLP equivalent of CLF 900 (pays semi-annually)*	Not Applicable/ 4/20/32	(4,029)
				$(44,191)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore

CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
GBP	– British Pound Sterling

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso

PLN	– Polish Zloty
PYG	– Paraguay Guarani
RSD	– Serbian Dinar
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
ZAR	– South African Rand

At January 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	9/29/23	On Demand(1)	5.65%	$375,840	$382,918
Barclays Bank PLC	10/16/23	On Demand(1)	5.65	419,179	426,087
Total				$795,019	$809,005
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2024, the remaining contractual maturity of open reverse repurchase agreements was overnight and continuous. At January 31, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of sovereign government bonds having an aggregate market value of $879,135.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2024.

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,460,258, which represents 6.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$803,076	$13,280,986	$(11,623,804)	$ —	$ —	$2,460,258	$22,272	2,460,258
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 2,862,351	$ —	$ 2,862,351
Foreign Corporate Bonds	—	278,592	—	278,592
Sovereign Government Bonds	—	21,947,550	—	21,947,550
U.S. Government Agency Mortgage-Backed Securities	—	3,720,010	—	3,720,010
U.S. Treasury Obligations	—	315,980	—	315,980
Short-Term Investments:
Affiliated Fund	2,460,258	—	—	2,460,258
Repurchase Agreements	—	1,728,580	—	1,728,580
U.S. Treasury Obligations	—	9,349,771	—	9,349,771
Purchased Currency Options	—	16,221	—	16,221
Total Investments	$2,460,258	$40,219,055	$ —	$42,679,313
Forward Foreign Currency Exchange Contracts	$ —	$ 389,678	$ —	$ 389,678
Futures Contracts	57,242	—	—	57,242
Swap Contracts	—	877,143	—	877,143
Total	$2,517,500	$41,485,876	$ —	$44,003,376
Liability Description
Securities Sold Short	$ —	$(1,736,066)	$ —	$(1,736,066)
Forward Foreign Currency Exchange Contracts	—	(684,097)	—	(684,097)

International Income Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (21,136)	$ —	$ —	$ (21,136)
Swap Contracts	—	(420,227)	—	(420,227)
Total	$ (21,136)	$(2,840,390)	$ —	$(2,861,526)
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.